SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of short term deposits investments

	December 31
(In thousands)	2023	2022
Aggregate cost basis	$11,698	$1,462
Gross unrealized gain	313	—
Aggregate fair value	$12,011	$1,462